Note 9 - Common Stock, Additional Paid-in Capital and Dividends	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9.	Common Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company's common stock, additional paid-in capital and dividends can be found in the Company's annual financial statements for the fiscal year ended
December 31, 2016
which have been filed with the Securities and Exchange Commission on Form
20
-F on
March 14, 2017.

Reverse stock split:
On
May 11
and
June 23, 2017,
the Company effected a
1
-for-
20
and a
1
-for-
15
reverse stock split of its common stock respectively. There was no
change in the number of authorized common shares of the Company. All share and per share amounts, as well as warrant shares eligible for purchase under the Company's warrants, in these financial statements have been retroactively adjusted to reflect these reverse stock splits.

Series C preferred convertible shares:
On
February 17, 2017,
the Company completed a private placement of
7,500
Series C shares for an aggregate principal amount of
$7,500
with Xanthe. The Series C shares are convertible at the lesser of the following two
prices: (i)
$1,125.00
and (ii)
75%
of the lowest daily VWAP of the Company's common shares over the twenty-one
(
21
) consecutive trading day period ending on the trading day immediately prior to such date of determination, but in no
event will the conversion price be less than
$0.25.
The Series C shares
may
not
be converted if, after giving effect to the conversion, a holder together with certain related parties would beneficially own in excess of
4.99%
of the Company’s outstanding common shares. Holders of Series C shares shall have no
voting rights. The Company at its option shall have the right to redeem the outstanding Series C shares at an amount equal to
120%
of the Conversion Amount being redeemed. The Series C shares shall be subject to redemption in cash at the option of the holders thereof at any time after the occurrence and continuance of a Triggering Event. A Triggering Event includes, among other things, certain bankruptcy proceedings, the delisting of the Company's common shares from Nasdaq, failure to timely deliver common shares upon conversion, failure to pay cash upon redemption, or failure to observe or perform certain covenants. Further, at any time after the tenth
business day before the
first
year anniversary of the issuance of the Series C shares, the holders may
require the Company to redeem all or any number of Series C shares held at a purchase price equal to
100%
of the Conversion Amount of such shares. The holders the Series C shares shall be entitled to receive quarterly dividends at a rate of
8%
per annum payable in common shares, except that any dividend not
paid in common shares shall be payable in cash. Capitalized terms are defined in the Statement of Designations of the Series C shares. During the period ended
June 30, 2017
the Company issued
6,502,660
common shares upon the conversion of
2,815
Series C shares and
243
common shares as a commitment fee pursuant to the Series C shares sale agreement.

Series D preferred shares:
On
May 8, 2017,
the Company issued
100,000
shares of Series D preferred shares (the “Series D shares”) to Tankers Family Inc., a company controlled by Lax Trust for
$1
pursuant to a stock purchase agreement. The Series D shares are not
convertible into common shares and each Series D share has the voting power of
1,000
common shares. The Series D shares have
no
dividend or distribution rights and shall expire and all outstanding Series D shares shall be redeemed by the Company for par value on the date the currently outstanding loans with ABN Amro and NORD/LB, or loans with any other financial institution, which contain covenants that require that any member of the family of Mr. Evangelos Pistiolis maintain a specific minimum ownership interest (either directly and/or indirectly through companies or other entities beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of the Company's issued and outstanding common shares, respectively, are fully repaid or reach their maturity date. The Series D shares shall not
be otherwise redeemable and upon any liquidation, dissolution or winding up of the Company, the Series D shares shall have a liquidation preference of
$0.01
per share.

Common stock purchase agreement:
On
February 2, 2017,
the Company, entered into an agreement with Kalani, under which the Company may
sell up to
$40,341
of its common stock to Kalani over a period of
24
months, subject to certain limitations (the “Common stock purchase agreement”). Proceeds from any sales of common stock will be used for general corporate purposes. Kalani has no
right to require any sales and is obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. In consideration for entering into the agreement, the Company has issued
$606
of its common stock to Kalani as a commitment fee.
No
warrants, derivatives, or other share classes are associated with this agreement. As of
June 30, 2017,
the Company had received proceeds (net of
1%
fees), amounting to
$29,306
and issued
2,090,961
common shares, out of which
3,628
shares refer to commitment fees. The Common stock purchase agreement does not
determine a fixed price for the issuance of shares, therefore the number of common shares that are going to be issued under this agreement cannot be estimated. During the six
months ended
June 30, 2017,
the Common stock purchase agreement was amended
four
times in order to increase the amount of the offering and the commitment fee.

Warrants:
During the period ended
June 30 2017
the Company issued
1,429
common shares upon the exercise of
274,265
warrants. As of
June 30, 2017
the Company had
2,399,141
warrants outstanding relating to the follow-on offering of
June 6, 2014,
which entitle their holders to purchase
17,081,886
of the Company's common shares at an exercise price of
$0.35,
as it
may
be further adjusted. Furthermore the issuance of the Series C shares constituted an issuance of Variable Price Securities (as defined in the Warrant Agreement) and that, pursuant to Section
2
(d) of the Warrant Agreement, each holder shall have the right, but not
the obligation, to, in any exercise of warrants, designate the Variable Price (as defined in the Warrant Agreement) at which the Series C shares are convertible, namely the lesser of: (i)
$1,125.00
and (ii)
75%
of the lowest daily VWAP of the Company's common shares over the twenty-one
(
21
) consecutive trading day period ending on the trading day immediately prior to such date of determination, but in no
event will the conversion price be less than
$0.25.